Investments And Other Assets	6 Months Ended
Feb. 28, 2019
Investments And Other Assets [Abstract]
Investments And Other Assets

15. INVESTMENTS AND OTHER ASSETS

Corus Entertainment Inc.

At February 28, 2019, the Company owned 80,630,383 (2018 – 80,630,383) Corus Class B shares having a market value of $484 (2018 - $645) and representing 38% (2018 – 39%) of Corus’ total issued equity of Class A and Class B shares. The Company’s weighted average ownership of Corus for the six months ended February 28, 2019 was 38% (2018 – 39%). For the three and six months ended February 28, 2019, the Company received dividends of $5 (2018 - $23) and $5 (2018 - $46) from Corus, respectively.

	February 28, 2019	August 31, 2018
Current assets	529	508
Non-current assets	4,341	4,375
Current liabilities	(544)	(523)
Non-current liabilities	(2,615)	(2,683)
Net assets	1,711	1,677
Less: non-controlling interests	(151)	(154)
	1,560	1,523
Carrying amount of the investment less accumulated impairment losses	629	615

Summary financial information for Corus and reconciliation with the carrying amount of the investment in the unaudited interim condensed consolidated balance sheets is as follows:

Summarized statement of earnings of Corus:

	Three months ended February 28,		Six months ended February 28,
	2019	2018	2019	2018
Revenue	384	369	852	827
Net income attributable to:
Shareholders	6	40	67	118
Non-controlling interest	5	6	12	13
	11	46	79	131
Other comprehensive income (loss), attributable toshareholders	(18)	16	(16)	13
Comprehensive income	(7)	62	63	144
Equity income from associates(1)	3	16	26	46
Other comprehensive income (loss) from equity accountedassociates(1)	(7)	6	(6)	5
	(4)	22	20	51
(1)	The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the three and six month periods ended February 28, 2019 and 2018.